Core Deposits and Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in the carrying amount of goodwill
Balance beginning of year	$ 682	$ 0
Additions from acquisition	0	682
Balance, end of year	$ 682	$ 682